                                   SUPPLEMENT
                               DATED JULY 15, 2005
                                     TO THE
                                 MCMORGAN FUNDS
                               COMBINED PROSPECTUS
                             DATED OCTOBER 15, 2004


This Supplement updates the Combined Prospectus for the McMorgan Funds, dated October 15, 2004, as amended by the Supplement to the Combined Prospectus for the McMorgan Funds dated February 16, 2005 (the "February Supplement"). Please retain this Supplement with your McMorgan Funds Combined Prospectus and the February Supplement for your reference.

On page 10 of the Combined Prospectus, the paragraph under the heading "Other Investments" is replaced in its entirety with the following paragraph:

         The Funds may invest, without limitation unless otherwise noted, in other types of instruments such as money market securities, repurchase agreements, bank loans, asset-backed securities and mortgage-backed securities, targeted return index securities ("TRAINs") and other index-linked securities, investment grade securities, convertible bonds, derivative instruments (including futures contracts and options), common and preferred stocks (including structured preferred stocks), securities issued with equity or warrants (purchased separately or as a unit), and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

On page 19 of the Combined Prospectus, the first paragraph under the heading "Management of the Funds" is replaced with the following paragraph:

         On May 24, 2005, the respective shareholders of the Equity Investment Fund and Balanced Fund voted to approve (1) a new Investment Advisory Agreement between the Equity Investment Fund and McMorgan & Company LLC, (2) a new Investment Advisory Agreement between the Balanced Fund and McMorgan & Company LLC, (3) a new Sub-Advisory Agreement between McMorgan & Company LLC and New York Life Investment Management LLC with respect to the McMorgan Equity Investment Fund, and (4) a new Sub-Advisory Agreement between McMorgan & Company LLC and New York Life Investment Management LLC with respect to the equity portion of the Balanced Fund.

On page 20 of the Combined Prospectus, the following is inserted before the last paragraph under the heading of "Management Fees:"

         Pursuant to the Subadvisory Agreements between the adviser and sub-adviser, the sub-adviser, subject to the supervision of the Trustees of the Trust and the adviser, and in conformity with the stated policies of each Fund that it manages and the Trust, manages the assets of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund, including the purchase, retention, and disposition of portfolio securities. As compensation for services, the adviser, not the Funds, pays the sub-adviser: (1) 50% of the net advisory fee received by the adviser from the High Yield Fund pursuant to the Advisory Agreement between the adviser and the High Yield Fund, and (2) 0.25% of the average daily net assets of the Equity Investment Fund and Balanced Fund pursuant to the Sub-Advisory Agreements related to the Equity Investment Fund and the Balanced Fund. If, however, the adviser, pursuant to the terms of the Advisory Agreement or other agreement, is required to reimburse the Equity Investment Fund or Balanced Fund for expenses or waive any expense for the Equity Investment Fund or Balanced Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the sub-adviser.

                                   SUPPLEMENT
                               DATED JULY 15, 2005
                                     TO THE
                                 MCMORGAN FUNDS
               EQUITY INVESTMENT FUND - CLASS Z SHARES PROSPECTUS
                             DATED OCTOBER 15, 2004


This Supplement updates the McMorgan Equity Investment Fund - Class Z Shares Prospectus, dated October 15, 2004, as amended by the Supplement to the Prospectus for the McMorgan Equity Investment Fund - Class Z Shares Prospectus dated February 16, 2005 (the "February Supplement"). Please retain this Supplement with your McMorgan Equity Investment Fund - Class Z Shares Prospectus and the February Supplement for your reference.

On page 5 of the Prospectus, the first paragraph under the heading "Management of the Fund" is replaced with the following paragraph:

         On May 24, 2005, shareholders of the Equity Investment Fund voted to approve (1) a new Investment Advisory Agreement between the Equity Investment Fund and McMorgan & Company LLC, and (2) a new Sub-Advisory Agreement between McMorgan & Company LLC and New York Life Investment Management LLC with respect to the McMorgan Equity Investment Fund.

On page 5 of the Prospectus, the following is inserted before the last paragraph under the heading of "Management Fees:"

         Pursuant to the Subadvisory Agreement between the adviser and sub-adviser, the sub-adviser, subject to the supervision of the Trustees of the Trust and the adviser, and in conformity with the stated policies of the Equity Investment Fund that it manages and the Trust, manages the assets of the Equity Investment Fund, including the purchase, retention, and disposition of portfolio securities. As compensation for services, the adviser, not the Funds, pays the sub-adviser 0.25% of the average daily net assets of the Equity Investment Fund pursuant to the Sub-Advisory Agreement related to the Equity Investment Fund. If, however, the adviser, pursuant to the terms of the Advisory Agreement or other agreement, is required to reimburse the Equity Investment Fund for expenses or waive any expense for the Equity Investment Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the sub-adviser.

                                   SUPPLEMENT
                               DATED JULY 15, 2005
                                     TO THE
                                 MCMORGAN FUNDS
                    BALANCED FUND - CLASS Z SHARES PROSPECTUS
                             DATED OCTOBER 15, 2004


This Supplement updates the McMorgan Balanced Fund - Class Z Shares Prospectus, dated October 15, 2004, as amended by the Supplement to the Prospectus for the McMorgan Balanced Fund - Class Z Shares dated February 16, 2005 (the "February Supplement"). Please retain this Supplement with your McMorgan Balanced Fund - Class Z Shares Prospectus and the February Supplement for your reference.

On page 6 of the Prospectus, the first paragraph under the heading "Management of the Fund" is replaced with the following paragraph:

         On May 24, 2005, shareholders of the Balanced Fund voted to approve:
         (1) a new Investment Advisory Agreement between the Balanced Fund and McMorgan & Company LLC, and (2) a new Sub-Advisory Agreement between McMorgan & Company LLC and New York Life Investment Management LLC with respect to the equity portion of the Balanced Fund.

On page 6 of the Prospectus, the following is inserted before the last paragraph under the heading of "Management Fees:"

         Pursuant to the Subadvisory Agreement between the adviser and sub-adviser, the sub-adviser, subject to the supervision of the Trustees of the Trust and the adviser, and in conformity with the stated policies of the Balanced Fund that it manages and the Trust, manages the assets of the Equity Investment Fund, including the purchase, retention, and disposition of portfolio securities. As compensation for services, the adviser, not the Fund, pays the sub-adviser 0.25% of the average daily net assets of the Balanced Fund pursuant to the Sub-Advisory Agreement related to the Balanced Fund. If, however, the adviser, pursuant to the terms of the Advisory Agreement or other agreement, is required to reimburse the Balanced Fund for expenses or waive any expense for the Balanced Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the sub-adviser.

                                   SUPPLEMENT
                               DATED JULY 15, 2005
                                     TO THE
                                 MCMORGAN FUNDS
                   HIGH YIELD FUND - CLASS Z SHARES PROSPECTUS
                             DATED OCTOBER 15, 2004


This Supplement updates the Prospectus for the McMorgan High Yield Fund - Class Z Shares, dated October 15, 2004. Please retain this Supplement with your McMorgan High Yield Fund - Class Z Shares Prospectus.

On page 2 of the Prospectus, the paragraph under the heading "Other Investments" is replaced in its entirety with the following paragraph:

         The Fund may invest, without limitation unless otherwise noted, in other types of instruments such as money market securities, repurchase agreements, bank loans, asset-backed securities and mortgage-backed securities, targeted return index securities ("TRAINs"), investment grade securities, convertible bonds, derivative instruments (including futures contracts and options), common and preferred stocks (including structured preferred stocks), securities issued with equity or warrants (purchased separately or as a unit), index-linked securities, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                                   SUPPLEMENT
                               DATED JULY 15, 2005
                                     TO THE
                                 MCMORGAN FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 15, 2004


This Supplement updates the Statement of Additional Information for the McMorgan Funds, dated October 15, 2004, as amended by the Supplement to the Statement of Additional Information for the McMorgan Funds dated February 16, 2005 (the "February Supplement"). Please retain this Supplement with the Statement of Additional Information and the February Supplement for your reference.

The following paragraph is added after the first paragraph on page 24 of the Statement of Additional Information under the heading "Other Asset-Backed Securities":

         The High Yield Fund may invest in targeted return index securities ("TRAINs"), which are fixed rate certificates that represent undivided interests in the pool of securities (generally lower-rated debt securities that are unsecured) underlying a Targeted Return Index Securities Trust. By investing in a TRAIN, a holder is able to invest in a diversified portfolio of fixed income securities without incurring the brokerage and other expenses associated with directly holding small positions in individual securities. A holder of a TRAIN receives income from the trust as a result of principal and interest paid by the trust's underlying securities, and indirectly bears its proportionate share of any expenses paid by the TRAIN. TRAINs are not registered under the 1933 Act or the 1940 Act and therefore must be held by qualified institutional buyers and resold to qualified institutional buyers pursuant to Rule 144A under the 1933 Act. As a result, certain investments in TRAINs may be less liquid to the extent that the High Yield Fund is unable to find qualified institutional buyers interested in purchasing such securities at any point in time. TRAINs that are rated below investment grade are considered lower-rated debt securities, and will entail the risks described above in the discussion regarding lower-rated debt securities.

Information in the table on page 30 of the Statement of Additional Information concerning Patrick J. Farrell is replaced in its entirety with the following information concerning Jeffrey J. Gaboury, the Treasurer and Principal Financial Officer of the Funds effective as of June 1, 2005:

------------------------------------------------------------------------------------------------------
JEFFREY J. GABOURY           Vice President,                  Managing Director of Fund
                             Treasurer, and Chief             Accounting and Administration, New
                             Financial Officer                York Life Investment Management LLC
                             since 2005                       (since December 2004); Manager,
                                                              NYLIM Service Company LLC (since March
                                                              2005); Executive Vice President, New
                                                              York Life Trust Company (since
                                                              February 2005); Vice President,
                                                              Treasurer, and Chief Financial
                                                              Officer, The MainStay Funds (since May
                                                              2005), and MainStay VP Series Fund,
                                                              Inc. (since June 2005); Treasurer and
                                                              Principal Financial Officer, McMorgan
                                                              Funds (since 2005); Director of Fund
                                                              Administration, Investors Bank & Trust
  36                                                          Company (1995 to 2004).
------------------------------------------------------------------------------------------------------


The paragraph under the description of the Non-Interested Trustees that discusses the Interim Advisory Agreements and Interim Sub-Advisory Agreements found at the beginning of page 32 of the Statement of Additional Information is replaced in its entirety with the following:

         On May 24, 2005, shareholders of each of the Equity Investment Fund and the Balanced Fund voted to approve (1) a new Investment Advisory Agreement between the Equity Investment Fund and McMorgan & Company LLC, (2) a new Investment Advisory Agreement between the Balanced Fund and McMorgan & Company LLC, (3) a new Sub-Advisory Agreement between McMorgan & Company LLC and New York Life Investment Management LLC with respect to the McMorgan Equity Investment Fund, and (4) a new Sub-Advisory Agreement between McMorgan & Company LLC and New York Life Investment Management LLC with respect to the equity portion of the Balanced Fund.

The fourth paragraph on page 38 of the Statement of Additional Information under the heading "Investment Adviser" is deleted in its entirety.

The first paragraph on page 39 of the Statement of Additional Information under the heading "Sub-Adviser" is replaced in its entirety by the following:

Pursuant to the Subadvisory Agreements between the adviser and sub-adviser, the sub-adviser, subject to the supervision of the Trustees of the Trust and the adviser, and in conformity with the stated policies of each Fund that it manages and the Trust, manages the assets of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund, including the purchase, retention, and disposition of portfolio securities. As compensation for services, the adviser, not the Funds, pays the sub-adviser: (1) 50% of the net advisory fee received by the adviser from the High Yield Fund pursuant to the Advisory Agreement between the adviser and the High Yield Fund, and (2) 0.25% of the average daily net assets of the Equity Investment Fund and Balanced Fund pursuant to the Sub-Advisory Agreements related to the Equity Investment Fund and the Balanced Fund. If, however, the adviser, pursuant to the terms of the Advisory Agreement, is required to reimburse the Equity Investment Fund or Balanced Fund for expenses or waive any expense for the Equity Investment Fund or Balanced Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the sub-adviser.

The paragraph on page 40 of the Statement of Additional Information that immediately precedes the heading "Transfer Agent" is deleted in its entirety.

The following section is added immediately after the section entitled "Accounting Services Agent" on page 40 of the Statement of Additional Information":

         SUB-ADMINISTRATION AND SUB-ACCOUNTING AGENT

         Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02117 ("IBT") provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, IBT is compensated by NYLIM.

The following paragraph replaces the paragraph on page 40 of the Statement of Additional Information under the section entitled "Custodian":

         IBT, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02117, is the custodian of the Funds' assets pursuant to a custodian agreement. Under the custodian agreement, IBT: (i) maintains a separate account or accounts in the name of the Funds, (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and makes disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' securities, (v) prepares and maintains records with respect to transactions for which IBT is responsible as custodian, and

         (vi) makes periodic reports to the Trustees concerning the Funds' operations. For these services, IBT charges the Funds a monthly asset-based fee and certain transaction fees, and is entitled to reimbursement from the Funds for expenses incurred by IBT in the performance of its duties.